DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 8.5%
2,834	General Electric Company	$804,204
1,222	Lockheed Martin Corporation, Class B	738,565
4,246	RTX Corporation	819,052
		2,361,821
	BANKING - 3.1%
7,512	Citigroup, Inc.	851,936

	BIOTECH & PHARMA - 20.1%
2,194	Amgen, Inc.	771,959
12,931	Bristol-Myers Squibb Company	784,265
1,323	Eli Lilly & Company	1,216,857
5,582	Gilead Sciences, Inc.	777,963
4,462	Johnson & Johnson	1,090,691
7,604	Merck & Company, Inc.	914,685
		5,556,420
	DIVERSIFIED INDUSTRIALS - 2.7%
822	Parker-Hannifin Corporation	735,887

	ELECTRICAL EQUIPMENT - 5.9%
5,971	Amphenol Corporation, Class A	754,436
999	GE Vernova, Inc.	872,027
		1,626,463
	HEALTH CARE REIT - 2.7%
3,846	Welltower, Inc.	760,393

	INDUSTRIAL REIT - 2.8%
5,778	Prologis, Inc.	763,736

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
1,038	Goldman Sachs Group, Inc. (The)	878,138

	INTERNET MEDIA & SERVICES - 9.6%
9,199	Alphabet, Inc., Class A	2,645,264

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 6.0%
1,291	Caterpillar, Inc.	$914,622
1,349	Deere & Company	759,892
		1,674,514
	METALS & MINING - 2.6%
6,699	Newmont Corporation	725,167

	OIL & GAS PRODUCERS - 8.1%
4,856	Chevron Corporation	1,004,706
7,355	Exxon Mobil Corporation(a)	1,247,850
		2,252,556
	RETAIL - CONSUMER STAPLES - 3.7%
8,276	Walmart, Inc.	1,028,541

	SEMICONDUCTORS - 20.9%
4,464	Advanced Micro Devices, Inc.(b)	908,111
2,497	Analog Devices, Inc.	794,396
2,506	Applied Materials, Inc.	856,526
17,364	Intel Corporation(b)	766,273
4,004	Lam Research Corporation	855,495
2,408	Micron Technology, Inc.	813,519
4,101	Texas Instruments, Inc.	796,168
		5,790,488

	TOTAL COMMON STOCKS (Cost $26,789,645)	27,651,324

	SHORT-TERM INVESTMENTS — 4.0%
	COLLATERAL FOR SECURITIES LOANED - 4.0%
1,098,650	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $1,098,650)(c), (d)	1,098,650

	TOTAL INVESTMENTS - 103.8% (Cost $27,888,295)	$28,749,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(1,057,632)
	NET ASSETS - 100.0%	$27,692,342

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $1,065,125.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $1,098,650 at March 31, 2026.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.